Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Property and equipment, net

9.          Property and equipment, net

Property and equipment consist of the following:

(In thousands)	December 31, 2022	December 31, 2023
Office building (note)	47,902	48,323
Servers and network equipment	15,065	15,471
Furniture, fixtures and office equipment	790	2,110
Computer equipment	1,624	1,811
Motor vehicles	449	517
Building decoration and leasehold improvements	8,705	8,725
Total original costs	74,535	76,957
Less: Accumulated depreciation	(12,801)	(15,704)
Less: Accumulated impairment	—	(1,225)
Total	61,734	60,028

Note: The construction of Xunlei Tower was completed in December 2022 and the ownership certificate of Xunlei Tower was obtained in March 2024.

The impairment loss recognized for the years ended December 31, 2021, 2022 and 2023 was nil, nil and USD1,146,000, respectively.

Depreciation expense recognized for the years ended December 31, 2021, 2022 and 2023 are summarized as follows:

	Years ended December 31,
(In thousands)	2021	2022	2023
Costs of revenues	4,805	1,362	740
Research and development expenses	436	467	390
Sales and marketing expenses	10	9	7
General and administrative expenses	1,068	828	3,290
Total	6,319	2,666	4,427